Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of initial application of standards or interpretations [abstract]
Schedule of Standards, Amendments to Standards and Interpretations

Standard	Description	Mandatory application for Biofrontera	Effects
Amendment to IFRS 2	Classification and Measurement of Share-based Payment Transactions	1 January 2018	No effects
Amendment to IFRS 4	Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts	1 January 2018	No effects
IFRS 9	Financial Instruments	1 January 2018	See below
IFRS 15	Revenue from Contracts with Customers	1 January 2018	See below
Amendment to IFRS 15	Effective date of IFRS 15	1 January 2018	See below
Amendment to IFRS 15	Clarifications to IFRS 15	1 January 2018	See below
Amendment to IAS 40	Transfers of Investment Property	1 January 2018	No effects
IFRIC 22	Foreign Currency Transactions and Advance Consideration	1 January 2018	No effects
Annual Improvements to IFRSs	Annual Improvements to IFRSs Cycle 2014-2016 (IFRS 1 and IAS 28)	1 January 2018	No effects

Biofrontera has not implemented early adoption or does not intend to implement early adoption of the following standards, interpretations and amendments to the set of regulations approved by the IASB:

Standard	Description	Mandatory application for Biofrontera	Expected effects
Amendment to IFRS 3	Definition of a Business	1 January 2020	No effects
Amendment to IFRS 9	Early repayment regulations with negative compensation	1 January 2019	No effects
IFRS 16	Leases	1 January 2019	See below
Amendment to IAS 19	Plan Amendment, Curtailment or Settlement	1 January 2019	No effects
Amendment to IAS 28	Investments in Associates and Joint Ventures	1 January 2019	No effects
IFRIC 23	Uncertainties over Income Tax Treatments	1 January 2019	No effects
Annual Improvements to IFRSs	Annual Improvements to IFRSs Cycle 2015-2017	1 January 2019	No effects
Amendment to IAS 1, IAS 8	Definition of Material	1 January 2020	No effects
Amendments to References to the Conceptual Framework	References to the Conceptual Framework	1 January 2020	No effects
IFRS 17	Insurance Contracts	1 January 2021	No effects

Schedule of Carrying Amounts of Financial Assets

Financial assets	IAS 39 as at 31.12.2017			IFRS 9 as at 01/01/2018
in EUR thousands	Carrying amount	Measurement category	Remeasurement adjustment	Carrying amount	Measurement category
Cash and cash equivalents	11,083	LaR	-	11,083	AC
Trade receivables	1,561	LaR	-	1,561	AC
Other financial assets	571	LaR	-	571	AC

LaR:	Loans and Receivables (financial assets measured at amortized cost)
AC:	Amortized Cost (hold - financial assets measured at amortized cost)

Schedule of Carrying Amounts of Financial Liabilities

Financial liabilities	IAS 39 as at 31.12.2017			IFRS 9 as at 01/01/2018
in EUR thousands	Carrying amount	Measurement category	Remeasurement adjustment	Carrying amount	Measurement category
Trade payables	1,621	FLAC	-	1,621	AC
Financial liabilities	11,973	FLAC	-	11,993	AC
Other financial liabilities	20	FLAC	-	29	AC
Financial liabilities	552	FVTPL	-	552	FVTPL

FLAC	Financial liabilities at amortized cost (other liabilities at amortized cost)
AC:	Amortized cost (financial liabilities measured at amortized cost)
FVTPL:	Fair value through profit or loss (financial liabilities at fair value through profit or loss)